DERIVATIVES AND HEDGING (Details Textual) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Options Strategies Contracts [Member]	Sep. 30, 2013 Options and Forward Contracts [Member]	Dec. 31, 2012 Options and Forward Contracts [Member]
Derivative, Notional Amount			$ 8,159	$ 4,297	$ 7,520
Derivative, Gain on Derivative	$ 302	$ 22